Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 472	€ 489
Receivables	6,826	6,656
Accrued income	1,356	1,442
Right-of-use assets	211	255		€ 235
Other assets and receivables	€ 8,865	€ 8,842	€ 7,955